Capital Stock and Stockholders' Deficit - Schedule of Preferred Stock Details Prior to Business Combination (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred Stock Authorized	100,000,000	100,000,000
Preferred Stock Issued	0	0
Preferred Stock Outstanding	0	0
Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized	21,029,888	21,029,888	21,029,888
Preferred Stock Issued	19,921,042	19,593,559	19,586,918
Preferred Stock Outstanding	19,921,042	19,593,559	19,586,918
Carrying Value	$ 97,216	$ 97,121	$ 97,095
Liquidation Preference		$ 129,661	$ 126,746
Common Stock Issuable Upon Conversion		19,593,559	19,586,918
Series A Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized	2,276,786	2,276,786	2,276,786
Preferred Stock Issued	2,276,786	2,226,694	2,226,694
Preferred Stock Outstanding	2,276,786	2,226,694	2,226,694
Carrying Value	$ 1,542	$ 1,603	$ 1,603
Liquidation Preference		$ 2,486	$ 2,486
Common Stock Issuable Upon Conversion		2,226,694	2,226,694
Series A-1 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized	1,513,028	1,513,028	1,513,028
Preferred Stock Issued	1,486,048	1,452,860	1,447,248
Preferred Stock Outstanding	1,486,048	1,452,860	1,447,248
Carrying Value	$ 2,842	$ 2,776	$ 2,752
Liquidation Preference		$ 4,234	$ 4,217
Common Stock Issuable Upon Conversion		1,452,860	1,447,248
Series B Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized	2,298,929	2,298,929	2,298,929
Preferred Stock Issued	2,245,515	2,187,581	2,186,552
Preferred Stock Outstanding	2,245,515	2,187,581	2,186,552
Carrying Value	$ 5,253	$ 5,163	$ 5,161
Liquidation Preference		$ 7,969	$ 7,965
Common Stock Issuable Upon Conversion		2,187,581	2,186,552
Series C Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized	8,113,616	8,113,616	8,113,616
Preferred Stock Issued	7,927,446	7,753,035	7,753,035
Preferred Stock Outstanding	7,927,446	7,753,035	7,753,035
Carrying Value	$ 39,122	$ 39,122	$ 39,122
Liquidation Preference		$ 39,122	$ 39,122
Common Stock Issuable Upon Conversion		7,753,035	7,753,035
Series D-1 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized	1,684,565	1,684,565	1,684,565
Preferred Stock Issued	842,283	861,656	861,656
Preferred Stock Outstanding	842,283	861,656	861,656
Carrying Value	$ 9,614	$ 9,615	$ 9,615
Liquidation Preference		$ 15,865	$ 15,265
Common Stock Issuable Upon Conversion		861,656	861,656
Series D-2 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized	3,644,616	3,644,616	3,644,616
Preferred Stock Issued	3,644,616	3,590,311	3,590,311
Preferred Stock Outstanding	3,644,616	3,590,311	3,590,311
Carrying Value	$ 24,054	$ 24,054	$ 24,054
Liquidation Preference		$ 35,997	$ 34,620
Common Stock Issuable Upon Conversion		3,590,311	3,590,311
Series D-3 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred Stock Authorized	1,498,348	1,521,422	1,521,422
Preferred Stock Issued	1,498,348	1,521,422	1,521,422
Preferred Stock Outstanding	1,498,348	1,521,422	1,521,422
Carrying Value	$ 14,789	$ 14,788	$ 14,788
Liquidation Preference		$ 23,988	$ 23,071
Common Stock Issuable Upon Conversion		1,521,422	1,521,422